Restricted A-Share Incentive Scheme - Additional Information (Detail) - CNY (¥)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2018	Feb. 01, 2019
Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares subscribed			13,156,000
Subscription price per share			¥ 3.79
China United Network Communication Limited (A Share Company) [member] | Share Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of shares granted to employees	848,000,000
Number of shares subscribed	793,861,000
Subscription price per share	¥ 3.79
Fair value of restricted shares granted	¥ 2.34
Market price per share	¥ 6.13
Restricted shares forfeited or repurchased		0
Share-based payment expenses		¥ 614,000,000
China United Network Communication Limited (A Share Company) [member] | Share-based payment arrangement tranche one [member] | Share Incentive Plan [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period		2 years
Proportion of total number of the Restricted Shares granted		40.00%
China United Network Communication Limited (A Share Company) [member] | Share-based payment arrangement tranche two [member] | Share Incentive Plan [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period		3 years
Proportion of total number of the Restricted Shares granted		30.00%
China United Network Communication Limited (A Share Company) [member] | Share-based payment arrangement tranche three [member] | Share Incentive Plan [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period		4 years
Proportion of total number of the Restricted Shares granted		30.00%